Income Taxes (Tables)	3 Months Ended
Nov. 30, 2013
Income Taxes [Abstract]
Schedule of Income Tax Expense (Benefit) Attributable to Income (Loss) before Income Taxes

Income tax expense (benefit) attributable to income (loss) before income taxes consisted of the following:

	Current	Deferred	Total
Year ended August 31, 2011
U.S. federal	$(30)	$-	$(30)
State and local	(1)	-	(1)
	$(31)	$-	$(31)

	Current	Deferred	Total
Year ended August 31, 2012
U.S. federal	$-	$-	$-
State and local	3	-	3
	$3	$-	$3

	Current	Deferred	Total
Year ended August 31, 2013
U.S. federal	$-	$-	$-
State and local	1	-	1
	$1	$-	$1

Schedule of Income Tax Expense Differs from Amount Computed by Applying Federal Income Tax Rate

Income tax expense differs from the amount computed by applying the federal corporate income tax rate of 34% to the loss before income taxes due to the following:

	Year Ended August 31, 2011	Year Ended August 31, 2012	Year Ended August 31, 2013
Computed "expected" tax expense (benefit)	$(12,365)	$(9,999)	$(11,054)
Increase (reduction) in income taxes resulting from:
Stock-based compensation	893	636	876
State and local income taxes, net of federal income tax benefit	(1)	2	1
Foreign rate differential	512	1,258	-
Convertible note changes and change in fair value	750	-	-
Warrants modification and changes in fair value	2,997	29	-
Other	7	182	17
Change in valuation allowance	7,176	7,895	10,161
Income tax expense (benefit)	$(31)	$3	$1

Summary of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Liabilities

The following table summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at each period end:

	As of August 31, 2012	As of August 31, 2013
Deferred tax assets:
Accrued liabilities	$799	$163
Other assets	17	77
Inventory capitalization	145	265
Deferred revenue	275	-
Total current deferred tax assets	1,236	505
Noncurrent assets:
Depreciation	2,044	2,150
Inventory reserves	2,328	2,427
Deferred rent	27	36
Other assets	301	568
Net operating loss carryforward	74,412	88,791
Federal and state tax credit carryforward	8,919	8,919
Total noncurrent deferred tax assets	88,031	102,891
Total deferred tax assets	89,267	103,396
Less valuation allowance	(89,267)	(103,396)
Net deferred tax assets	$-	$-